Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Interest And Similar Income And Expenses And Income Of Financial Assets And Liabilities At Fair Value Through Profit Or Loss [Abstract]
Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss	Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss
a) Interest and similar income

	01/01 to 12/31/2025	01/01 to 12/31/2024	01/01 to 12/31/2023
Central Bank of Brazil deposits	17,820	12,505	12,569
Interbank deposits	1,881	4,436	4,122
Securities purchased under agreements to resell	37,079	36,171	33,898
Financial assets at fair value through other comprehensive income	15,642	36,937	27,463
Financial assets at amortized cost	26,020	12,038	13,126
Loan operations	154,626	138,781	130,462
Other financial assets	1,722	1,390	745
Total	254,790	242,258	222,385
b) Interest and similar expense

	01/01 to 12/31/2025	01/01 to 12/31/2024	01/01 to 12/31/2023
Deposits	(99,322)	(68,489)	(71,508)
Securities sold under repurchase agreements	(57,127)	(36,262)	(41,624)
Interbank market funds	(48,158)	(51,600)	(34,543)
Institutional market funds	(13,170)	(10,581)	(10,239)
Other	(1,561)	(346)	(336)
Total	(219,338)	(167,278)	(158,250)
c) Income of financial assets and liabilities at fair value through profit or loss

	01/01 to 12/31/2025	01/01 to 12/31/2024	01/01 to 12/31/2023
Securities	58,892	12,170	31,399
Derivatives (1)	(1,779)	19,781	(2,954)
Financial assets designated at fair value through profit or loss	923	(3)	479
Other financial assets at fair value through profit or loss	(1)	2	1,897
Financial liabilities at fair value through profit or loss	-	(14)	(1,731)
Financial liabilities designated at fair value	19	75	55
Total	58,054	32,011	29,145
1) Includes the ineffective derivatives portion related to hedge accounting.

During the period ended 12/31/2025, ITAÚ UNIBANCO HOLDING derecognized/(recognized) R$ 940 (R$ (2,891) from 01/01 to 12/31/2024) of Expected credit loss, R$ (222) (R$ (90) from 01/01 to 12/31/2024) for Financial assets at fair value through other comprehensive income and R$ 1,162 (R$ (2,801) from 01/01 to 12/31/2024) for Financial assets at amortized cost.